Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016		Jan. 01, 2016
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	$ 17,581	$ 5,275		$ 97,929
Other current financial liabilities	689,768	753,857	[1]	968,618	[1]
Derivative instrumentos	7,802	16,053		424
Other non-current financial liabilities	4,349,515	3,580,077	[1]	2,601,240	[1]
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans		954
Derivative instruments	1,270	4,836		1,481
Total Current	1,270	5,790		1,481
Interest-bearing loans		114,491
Derivative instrumentos	8,671
Total Non-Current	8,671	114,491
Total	9,941	120,281		1,481
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	670,916	742,792		869,208
Other current financial liabilities	3,255,603	2,476,503		2,038,000
Total Current	3,926,519	3,219,295		2,907,208
Interest-bearing loans	4,333,042	3,449,533		2,600,816
Other non-current financial liabilities	978,569	442,622		343,696
Total Non-Current	5,311,611	3,892,155		2,944,512
Total	9,238,130	7,111,450		5,851,720
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	17,582	5,275		97,929
Total Current	17,582	5,275		97,929
Derivative instrumentos	7,802	16,053		424
Total Non-Current	7,802	16,053		424
Total	$ 25,384	$ 21,328		$ 98,353

[1]	As Restated